Short-term investments - Additional Information (Detail) ¥ in Thousands, $ in Thousands	9 Months Ended
	Sep. 30, 2021 CNY (¥)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 CNY (¥)
Cash and Cash Equivalents [Line Items]
Other Income	¥ 11,829	$ 1,836	¥ 39,058
Other Income
Cash and Cash Equivalents [Line Items]
Equity Securities, FV-NI, Unrealized Gain (Loss)	2,572	399	26,467
Commercial Banks Deposits
Cash and Cash Equivalents [Line Items]
Other Income	¥ 3,183	$ 494	¥ 3,193